Options - Schedule of Fair Value of Each Option Granted by an External Valuer (Details) (20-F)				12 Months Ended
	Dec. 20, 2019 shares $ / shares	Oct. 30, 2019 shares $ / shares	Aug. 08, 2018 shares $ / shares	Jun. 30, 2019 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options granted during the year | shares	250,000,000	250,000,000		16,000,000
Dividend yield
Historic volatility and expected volatility	136.00%	136.00%
Weighted average exercise price	$ 0.008	$ 0.008
Risk-free interest rate	0.85%	0.78%
Expected life of an option	3 years	3 years
Fair value of options at grant date	$ 0.004	$ 0.003
Kentgrove Capital Pty Ltd [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Options granted during the year | shares			12,500,000
Dividend yield			0.00%
Historic volatility and expected volatility			80.00%
Option exercise price			$ 0.0153
Weighted average exercise price			$ 0.0153
Risk-free interest rate			2.02%
Expected life of an option			3 years
Model used			Black-Scholes
Fair value of options at grant date			$ 0.0040